                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos     New York, New York   February 14, 2001
    _____________________  __________________   _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     171

Form 13F Information Table Value Total:     $1,851,921,650



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon


























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
                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                        December 31, 2000
 ITEM 1:               ITEM 2:      ITEM 3:       ITEM 4:       ITEM 5:         ITEM 6:        ITEM 7:              ITEM 8:

                                                                                INVESTMENT                          VOTING
                       TITLE                      FAIR                          DISCRETION                          AUTHORITY
                       TITLE                      MARKET       SHRS OR     SOLE   SHRD   OTHR  OTHER       SOLE     SHRD     OTHR
NAME OF ISSUER         OF CLASS       CUSIP       VALUE        PRN AMT     (A)    (B)    (C)   MANAGERS    (A)      (B)      (C)
-------------------    ---------      -----       --------     -------     ----   ----   ---   --------    ---      ---      ---
3Com Corp.             common stock  88553510    7,049,050.00    829,300                 x     1           x
ABF May 10 Calls       calls         00926690      575,000.00      4,000                 x     1           x
Ace Ltd.               common stock  G0070K10   21,218,750.00    500,000                 x     1           x
ACT Manufacturing      common stock  00097310    2,274,687.50    145,000                 x     1           x
Aether Systems Inc.    common stock  00808V10    9,828,125.00    250,000                 x     1           x
Akamai Tech.           common stock  00971T10    6,318,750.00    300,000                 x     1           x
Allied Waste           common stock  01958930   23,752,893.75  1,631,100                 x     1           x
Alltel Corp.           common stock  02003910   13,804,931.25    221,100                 x     1           x
Aluminum Co.           common stock  01381710   26,800,000.00    800,000                 x     1           x
American Tower Corp.   common stock  02991220    6,249,375.00    165,000                 x     1           x
AMR Corp.              common stock  00176510   19,793,606.25    505,100                 x     1           x
ANADIGICS Inc.         common stock  03251510    2,518,475.00    153,800                 x     1           x
AntiGenics Inc         common stock  03703210    2,717,017.60    308,752                 x     1           x
Apache Corp.           common stock  03741110   13,872,375.00    198,000                 x     1           x
Apogent Tech. Inc.     common stock  03760A10    7,708,000.00    376,000                 x     1           x
Art Tech. Group Inc.   common stock  04289L10    7,625,000.00    250,000                 x     1           x
ARV Assisted Living    common stock  00204C10      434,081.25    771,700                 x     1           x
At Road Inc.           common stock  04648K10      348,300.00    154,800                 x     1           x
Atlantic Coast
  Airlines Inc.        common stock  04839610   11,240,625.00    275,000                 x     1           x
Atmel Corp.            common stock  04951310    2,615,625.00    225,000                 x     1           x
Bally Total Fitness    common stock  05873K10   39,765,862.50  1,173,900                 x     1           x
BankAmerica Corp.      common stock  06050510   13,762,500.00    300,000                 x     1           x
Berkshire Hathaway
  Inc.                 common stock  08467010   24,850,000.00        350                 x     1           x
BGEN Jan 55 Puts       puts          09059796      242,187.50      1,250                 x     1           x
BindView Development
  Corp                 common stock  09032710      906,767.32     96,400                 x     1           x
Black & Decker         common stock  09179710    6,307,475.00    160,700                 x     1           x
Boeing Co.             common stock  09702310    9,900,000.00    150,000                 x     1           x
Brinker Int'l Inc.     common stock  10964110    4,225,000.00    100,000                 x     1           x
BroadVision Inc.       common stock  11141210    3,543,750.00    300,000                 x     1           x
CacheFlow Inc.         common stock  12694610    2,550,000.00    150,000                 x     1           x
Calpine Corp.          common stock  13134710    9,012,500.00    200,000                 x     1           x
Capstone Turbine Corp. common stock  14067D10    6,792,513.00    373,215                 x     1           x
Carnival Corp.         common stock  14365810   15,406,250.00    500,000                 x     1           x
Celgene Corp.          common stock  15102010    9,768,750.00    300,000                 x     1           x
Century Aluminum       common stock  15643110    4,814,138.87    423,221                 x     1           x


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Ceragon Networks Ltd.  common stock  M2201310    5,073,437.50    425,000                 x     1           x
Charter Comm. Inc.     common stock  16117M10   12,705,000.00    560,000                 x     1           x
Citrix Systems         common stock  17737610    5,625,000.00    250,000                 x     1           x
Coca Cola Co.          common stock  19121610   18,281,250.00    300,000                 x     1           x
Comcast Corp.          common stock  20030020   20,843,750.00    500,000                 x     1           x
Community Health Sys.  common stock  20366810    7,885,500.00    225,300                 x     1           x
COR Therapeutics       common stock  21775310    5,268,750.00    150,000                 x     1           x
Crown Castle Int'l
  Corp.                common stock  22822710    7,712,812.50    285,000                 x     1           x
Cypress Semi.          common stock  23280610    7,875,000.00    400,000                 x     1           x
Delta Air Lines        common stock  24736110    7,447,825.00    148,400                 x     1           x
Devon Energy Corp.     common stock  25179M10   24,388,000.00    400,000                 x     1           x
Digital Island Inc.    common stock  25385N10    1,015,625.00    250,000                 x     1           x
Du Pont                common stock  26353410   19,325,000.00    400,000                 x     1           x
E.piphany              common stock  26881V10    8,071,875.00    150,000                 x     1           x
Emerson Electric Co.   common stock  29101110    8,275,312.50    105,000                 x     1           x
Enchira Biotech. Corp. common stock  29251Q10    5,343,800.00  1,000,000                 x     1           x
Engelhard Corp.        common stock  29284510   11,094,187.50    544,500                 x     1           x
Enron Corp.            common stock  29356110   12,468,750.00    150,000                 x     1           x
ENSCO Int'l Inc.       common stock  26874Q10    8,481,562.50    249,000                 x     1           x
Express Scripts Inc.   common stock  30218210   15,309,375.00    150,000                 x     1           x
Exxon Mobil Corp.      common stock  30231G10   43,468,750.00    500,000                 x     1           x
Fairchild Semi.        common stock  30372610    3,652,687.50    253,000                 x     1           x
Federal Express        common stock  31428X10   19,980,000.00    500,000                 x     1           x
Finisar Corp.          common stock  31787A10    5,787,500.00    200,000                 x     1           x
Flamel Tech. ADR       common stock  33848810    4,555,312.50    645,000                 x     1           x
Fresenius D            Class D
                       Preferred
                       Stock         35802920       12,507.00    416,900                 x     1           x
Gemstar - TV Guide     common stock  36866W10    4,612,500.00    100,000                 x     1           x
General Electric       common stock  36960410   11,936,437.50    249,000                 x     1           x
GetThere.com           common stock  37426610      780,112.50     43,950                 x     1           x
Goldman Sachs          common stock  38141G10   64,162,500.00    600,000                 x     1           x
Gymboree Corp.         common stock  40377710    5,106,250.00    380,000                 x     1           x
Harley Davidson Inc.   common stock  41282210   15,900,000.00    400,000                 x     1           x
HCA-The Healthcare
  Co.                  common stock  40411910   20,904,750.00    475,000                 x     1           x
Health Mgmt. Sys.      common stock  42219M10      675,000.00    450,000                 x     1           x
Home Depot Inc.        common stock  43707610   16,447,500.00    360,000                 x     1           x
Housing Bank ADR       common stock  40400820    6,504,300.00    578,160                 x     1           x
I2 Tech.               common stock  46575410   13,609,375.00    250,000                 x     1           x
ICN Pharm. Inc.        common stock  44892410   11,630,562.50    379,000                 x     1           x
IMC Global Inc.        common stock  44966910    3,128,062.50    201,000                 x     1           x
Immunex Corp.          common stock  45252810    4,062,500.00    100,000                 x     1           x
Impax Laboratories     common stock  45256B10   12,352,941.56  1,882,353                 x     1           x
Ingersoll Rand         common stock  45686610   18,575,750.00    443,600                 x     1           x
Inktomi Corp.          common stock  45727710    5,959,525.00    333,400                 x     1           x
International Paper    common stock  46014610   20,447,062.50    501,000                 x     1           x
Int'l Rectifier Corp.  common stock  46025410    9,750,000.00    325,000                 x     1           x
Invitrogen Corp.       common stock  46185R10   18,678,025.00    216,400                 x     1           x
IVAX Corp.             common stock  46582310   15,365,960.00    401,200                 x     1           x


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Johnson & Johnson      common stock  47816010   15,759,375.00    150,000                 x     1           x
JP Morgan Chase & Co.  common stock  46625H10   15,903,125.00    350,000                 x     1           x
King Pharm. Inc.       common stock  49558210    7,866,837.50    152,200                 x     1           x
Laser Mortgage         common stock  51806D10    3,841,750.00  1,117,600                 x     1           x
Legato Systems Inc.    common stock  52465110    7,628,643.74  1,025,700                 x     1           x
Level 3 Comm. Inc.     common stock  52729N10   13,125,000.00    400,000                 x     1           x
LifeF/X                common stock  53218N10    2,765,000.00    800,000                 x     1           x
Lincare Holdings       common stock  53279110   18,131,700.00    318,100                 x     1           x
Lousiana Pacific Corp. common stock  54634710    2,610,225.00    257,800                 x     1           x
Lowe's Co. Inc.        common stock  54866110    4,650,250.00    104,500                 x     1           x
Lucent Tech.           common stock  54946310   13,500,000.00  1,000,000                 x     1           x
Luminent Inc.          common stock  55027R10    1,200,000.00    200,000                 x     1           x
Marvell Tech. Group    common stock  G5876H10    1,388,643.75     63,300                 x     1           x
Mattel Inc.            common stock  57708110   12,048,736.00    834,400                 x     1           x
Maytag Corp.           common stock  57859210    9,952,250.00    308,000                 x     1           x
McLeodUSA Inc.         common stock  58226610   14,777,575.00  1,046,200                 x     1           x
Methode Elec. Inc.     common stock  59152020   13,943,737.50    614,600                 x     1           x
Metris Co. Inc.        common stock  59159810    5,262,500.00    200,000                 x     1           x
Micromuse Inc.         common stock  59509410   12,062,500.00    200,000                 x     1           x
Microsoft              common stock  59491810   23,890,625.00    550,000                 x     1           x
Microtune Inc.         common stock  59514P10    5,890,087.50    359,700                 x     1           x
Millipore Corp.        common stock  60107310   12,600,000.00    200,000                 x     1           x
Morgan Stanley
  Dean Witter          common stock  61744644   15,850,000.00    200,000                 x     1           x
Motorola Inc.          common stock  62007610    8,100,000.00    400,000                 x     1           x
MRV Comm. Inc.         common stock  55347710    1,654,487.50    123,700                 x     1           x
National Oilwell Inc.  common stock  63707110    1,934,375.00     50,000                 x     1           x
Nat'l Semiconductor    common stock  63764010   12,075,000.00    600,000                 x     1           x
Neopharm Inc.          common stock  64091910    3,878,400.00    102,400                 x     1           x
New Focus Inc.         common stock  64438310   11,478,187.50    331,500                 x     1           x
Next Level Comm.       common stock  65333U10    1,659,543.75    146,700                 x     1           x
Niagara Mohawk
  Holdings             common stock  65352010   17,169,768.75  1,028,900                 x     1           x
Noble Drilling         common stock  65504210   32,578,125.00    750,000                 x     1           x
Nucor Corp.            common stock  67034610    7,937,500.00    200,000                 x     1           x
Openwave Systems Inc.  common stock  68371810   11,890,625.00    250,000                 x     1           x
Optical Comm.
  Products Inc.        common stock  68382T10    1,797,750.00    159,800                 x     1           x
Orion Power Holdings
  Inc.                 common stock  68628610   12,312,500.00    500,000                 x     1           x
Packaging Corp. of
  Amer.                common stock  69515610   29,345,887.50  1,819,900                 x     1           x
Parametric Tech.       common stock  69917310   12,093,750.00    900,000                 x     1           x
Phelps Dodge Corp.     common stock  71726510   19,835,762.50    355,400                 x     1           x
Phillip Morris         common stock  71815410   35,200,000.00    800,000                 x     1           x
Pohang Iron & Steel
   ADR                 common stock  73045010    7,781,250.00    500,000                 x     1           x
POT Jan 70 Calls       calls         73755L90    1,508,750.00      1,775                 x     1           x
Progressive Corp.      common stock  74331510   20,725,000.00    200,000                 x     1           x
Proton Energy Sys.     Preferred
                       stock         74371K10    1,950,004.87    285,715                 x     1           x


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QLogic Corp.           common stock  74727710    7,718,750.00    100,000                 x     1           x
Qualcomm               common stock  74752510    8,212,500.00    100,000                 x     1           x
R & B Falcon Corp.     common stock  74912E10   24,772,500.00  1,080,000                 x     1           x
Radio One Inc.         common stock  75040P10    3,224,687.50    303,500                 x     1           x
Radio One Inc.
  Non-Voting           common stock  75040P40    6,326,250.00    578,400                 x     1           x
Read Rite Corp.        common stock  75524610    1,120,298.27    277,900                 x     1           x
Renal Care Group Inc.  common stock  75993010    6,955,987.50    254,100                 x     1           x
Republic Services Inc  common stock  76075910   31,796,875.00  1,850,000                 x     1           x
Royal Dutch
  Petroleum ADR        common stock  78025780    4,966,125.00     82,000                 x     1           x
Schering Plough        common stock  80660510   17,025,000.00    300,000                 x     1           x
Schlumberger           common stock  80685710   19,984,375.00    250,000                 x     1           x
Sensormatic
  Electronics          common stock  81726510   12,081,637.50    602,200                 x     1           x
Sepracor Inc.          common stock  81731510   22,034,375.00    275,000                 x     1           x
SilverStream Software  common stock  82790710    2,455,075.12    120,126                 x     1           x
Six Flags Inc.         common stock  83001P10    6,875,000.00    400,000                 x     1           x
Skywest Inc.           common stock  83087910   14,375,000.00    500,000                 x     1           x
Smurfit Stone          common stock  83272710   13,982,500.00    940,000                 x     1           x
Sorrento Networks      common stock  83586Q10    2,356,800.00    147,300                 x     1           x
Specialty Labs Inc.    common stock  84749R10    1,060,000.00     32,000                 x     1           x
Staples Inc.           common stock  85503010   11,812,500.00  1,000,000                 x     1           x
Stillwater Mining      common stock  86074Q10    9,837,500.00    250,000                 x     1           x
STLW Mar 70 Puts       puts          86310095    2,731,250.00        500                 x     1           x
Sybron Dental
  Specialties          common stock  87114210    5,208,721.87    308,665                 x     1           x
Taiwan Semiconductor   common stock  87403910    3,450,000.00    200,000                 x     1           x
Target Corp.           common stock  87612E10    8,062,500.00    250,000                 x     1           x
Tektronix Inc.         common stock  87913110   11,790,625.00    350,000                 x     1           x
Tele Norte Leste
  Celular              common stock  87924610      876,000.00     38,400                 x     1           x
Telecom Brasilerias    common stock  87928730    6,857,537.50     94,100                 x     1           x
Telefono Mexico ADR    common stock  87940378   11,281,250.00    250,000                 x     1           x
Terra Networks S.A.    common stock  88100W10    2,112,500.00    200,000                 x     1           x
Thermo Electron Corp   common stock  88355610    7,437,500.00    250,000                 x     1           x
Tut Systems Inc.       common stock  90110310    5,401,275.00    654,700                 x     1           x
United Microelec. ADR  common stock  91087320    2,062,500.00    250,000                 x     1           x
UnitedGlobalCom 'A'                  91324750    6,781,250.00    500,000                 x     1           x
Univision Comm. Inc.   common stock  91490610    1,391,875.00     34,000                 x     1           x
US Airways Group       common stock  91190510   16,225,000.00    400,000                 x     1           x
UST Inc.               common stock  90291110   16,829,081.25    599,700                 x     1           x
Venator Group          common stock  92294410   20,678,550.00  1,334,100                 x     1           x
Vignette Corp.         common stock  92673410   11,781,250.00    650,000                 x     1           x
Visteon Corp           common stock  92839U10    4,701,200.00    408,800                 x     1           x
Vitesse Semiconductor  common stock  92849710    6,300,093.75    113,900                 x     1           x
Wal-Mart Stores        common stock  93114210    5,312,500.00    100,000                 x     1           x
Waste Management Inc   common stock  94106L10   43,012,500.00  1,550,000                 x     1           x
Whirlpool Corp.        common stock  96332010    8,502,681.25    178,300                 x     1           x
XL Capital Ltd.        common stock  G9825510   17,475,000.00    200,000                 x     1           x
                                        Total:  1,851,921,650


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